SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - PRIMEGEN US, INC. [Member] - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
ScheduleOfPropertyPlantAndEquipmentLineItem [Line Items]
Machinery and equipment	$ 585,292	$ 440,292	$ 195,181
Leasehold improvements	132,730	132,730
Property and equipment, gross	718,022	573,022	195,181
Less: accumulated depreciation and amortization	(199,596)	(165,919)	(127,614)
Total property and equipment, net	$ 518,426	$ 407,103	$ 67,567